Fees Summary	Oct. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,198,000
Previously Paid Amount	0.00
Total Fee Amount	1,148.23
Total Offset Amount	0.00
Net Fee	1,148.23
Narrative - Max Aggregate Offering Price	$ 13,198,000
Final Prospectus	true